Related parties	12 Months Ended
Dec. 31, 2020
Related parties
Related parties

30. Related parties

Relationship and transactions with entities with (joint) control of, or significant influence over, Galapagos

Gilead

Gilead is exercising significant influence over Galapagos as from the equity subscription on August 23, 2019. As result of the equity subscription we received a transparency notification from Gilead on August 28, 2019 confirming they held 22.04% of the then issued and outstanding shares of Galapagos.

Furthermore, the extraordinary general meeting of shareholders of October 22, 2019 approved the issuance of warrant A and initial warrant B to Gilead allowing them to further increase its ownership of Galapagos to up to 29.9% of the company’s issued and outstanding shares. Subsequent warrant B is still subject to approval by an extraordinary general meeting of shareholders. This extraordinary general meeting of shareholders shall take place between 57 and 59 months of the closing of the subscription agreement and this warrant will have substantially similar terms, including as to exercise price, to the initial warrant B. On November 6, 2019 Gilead exercised warrant A, which resulted in an additional equity investment of €368.0 million. By exercising warrant A Gilead increased its ownership in Galapagos to 25.10% of the then outstanding shares. Gilead further increased its ownership to 25.84% at December 31, 2019. Gilead’s ownership then diluted to 25.54% at December 31, 2020, due to four capital increases resulting from the exercise of subscription rights under employee subscription right plans in the course of 2020. On January 6, 2021 we received a transparency notification from Gilead notifying a change in the chain of intermediary companies through which Gilead holds its shares in Galapagos and confirming they held 25.54% of the then issued and outstanding shares of Galapagos.

The presumption of significant influence is also confirmed by the fact that Gilead has the right, for as long as it holds more than 20% of Galapagos’ share capital, to appoint two Investor Board Designees to Galapagos’ supervisory board.

The following balances are outstanding at the end of the reporting period in relation to Gilead:

	December 31,
	2020	2019
	(Euro, in thousands)

Non-current trade receivables	€50,000	€—
Trade and other receivables	€132,825	€31,645
Trade and other payables	€27,074	€39,100

The non-current trade receivables and trade and other receivables balances mainly relate to a total of €160.0 million to receive in relation to the recently modified collaboration for filgotinib of which €110.0 million will be received in 2021 and €50.0 million in 2022. Additionally, the trade and other receivables contain €22.8 million of receivables relating to our collaborations for GLPG1690 and filgotinib. The outstanding liabilities mainly relate to the cross charges from Gilead for the development cost sharing of filgotinib in the fourth quarter of 2020 (€24.8 million).

Due to the approval of Jyseleca, by both the Japanese and European authorities in September 2020, we received milestone payments of respectively $30.0 million (€25.8 million) and $75.0 million (€64.4 million) from Gilead that are recognized in revenue over time until the end of the development period.

During 2020 we recognized in revenue €229.6 million (€80.9 million for the year ended December 31, 2019) relating to the performance obligation for the drug discovery platform and a total of €228.1 million (€41.4 million for the year ended December 31, 2019) representing the total impact on our revenues coming from the filgotinib performance obligation. The latter consists of upfront payments and milestone payments that were recognized in accordance with the percentage of completion of the underlying performance obligation.

Additionally, we recognized royalty income for an amount of €16.2 million in relation to the commercialization of Jyseleca.

Furthermore, we recognized €34.1 million (€17.7 million for the year ended December 31, 2019) of cost reimbursements from Gilead related to the development of GLPG1690 as a decrease of the related expenses (on the line research and development expenditure). An amount of €101.0 million (€72.0 million for the year ended December 31, 2019) relating to cross charges from Gilead relating to filgotinib was recognized as expense on the line research and development expenditure.

Finally, we recognized €4.7 million as a deduction of sales & marketing expenses and €3.1 million as a deduction of research and development expenditure (compared to €8.2 million additional sales & marketing expenses for the year ended December 31, 2019) mainly relating to our 50/50 profit/(cost) share mechanism with Gilead for direct sales of Jyseleca (filgotinib) in the shared territory and expenses incurred for the co-promotion activities for Jyseleca (filgotinib).

As at December 31, 2020, we have two outstanding performance obligations under IFRS 15 towards Gilead, being the performance obligation related to our drug discovery platform and the performance obligation relating to filgotinib. This results in an outstanding deferred income balance of €2.0 billion for the drug discovery platform (including the warrant issuance liability relating to subsequent warrant B) and €819 million for the performance obligation relating to filgotinib.

A detailed explanation of our transactions with Gilead in 2019 and 2020 can be found in the section titled "Agreements with major Galapagos NV shareholders." There are no other shareholders or other entities who, solely or jointly, control Galapagos or exercise significant influence over Galapagos.

Relationship and transactions with subsidiaries

Please see Note 31 for an overview of the consolidated companies of the group, which are all wholly-owned subsidiaries of Galapagos NV.

Intercompany transactions between Galapagos NV and its subsidiaries, and amongst the subsidiaries, have been eliminated in the consolidation and are not disclosed in this note.

Relationship and transactions with key management personnel

Our key management personnel consists of the members of our management board and the members of our supervisory board. All amounts mentioned in this section are based on expenses recognized in the financial statements for the relevant financial year.

Remuneration of key management personnel

On December 31, 2019, our management board had six members: Mr. Onno van de Stolpe, Mr. Bart Filius, Dr. Piet Wigerinck, Dr. Andre Hoekema, Dr. Walid Abi-Saab and Mr Michele Manto. They provide their services to us on a full-time basis. On December 31, 2020, our supervisory board consisted of eight members: Dr. Raj Parekh, Mr. Howard Rowe, Ms. Katrine Bosley, Dr. Mary Kerr, Mr. Peter Guenter, Mr. Daniel O’Day, Dr. Linda Higgins and Dr Elisabeth Svanberg. Dr Elisabeth Svanberg was appointed as supervisory board member on our annual shareholders’ meeting of April 28, 2020.

Only the CEO was, prior to the implementation of the two-tier governance structure, a member of both the executive committee and the board of directors. Our CEO did not receive any special remuneration for his board membership, as this was part of his total remuneration package in his capacity as management board member.

The remuneration package of the members of key management personnel comprises:

	Year ended December 31,
	2020	2019	2018
Remuneration of key management personnel:
Euro, in thousands (except for the number of subscription rights and RSUs)
Short-term benefits	€3,102	€14,129	€2,909
Management board members as a group (1)
Gross salary	2,531	2,121	1,920
Employer social security on gross salary	—	61	125
Cash bonus	433	1,230	757
Exceptional bonus	—	10,500	—
Employer social security on exceptional bonus	—	108	—
Other short-term benefits	138	109	107
Long-term benefits for management board members as a group (2)	—	1,874	1,812
Board fees and other short-term benefits for supervisory board members
Raj Parekh	220	90	92
Harrold van Barlingen (3)	—	—	15
Howard Rowe	125	55	53
Werner Cautreels (4)	—	15	48
Katrine Bosley	115	45	45
Christine Mummery (4)	—	13	40
Mary Kerr	115	45	46
Peter Guenter (5)	115	30	—
Daniel O'Day (6)	—	—	—
Linda Higgins (6)	—	—	—
Elisabeth Svanberg (7)	78	—	—
Post-employment benefits (8)	392	323	305
Total benefits excluding subscription rights and RSUs (9)	€4,262	€16,618	€5,346
Number of subscription rights granted in the year
Management board members as a group	275,000	315,000	350,000
Onno van de Stolpe	85,000	100,000
Bart Filius	50,000	65,000
Andre Hoekema	30,000	50,000
Piet Wigerinck	40,000	50,000
Walid Abi-Saab	40,000	50,000
Michele Manto	30,000	40,000
Supervisory board members as a group	—	45,000	52,500
Raj Parekh		15,000	15,000
Harrold van Barlingen (3)		—	—
Howard Rowe		7,500	7,500
Werner Cautreels (4)			7,500
Katrine Bosley		7,500	7,500
Christine Mummery (4)			7,500
Mary Kerr		7,500	7,500
Peter Guenter (5)		7,500
Daniel O'Day (6)
Linda Higgins (6)
Elisabeth Svanberg (7)
Total number of subscription rights granted in the year	275,000	360,000	402,500
Total cost of subscription rights granted in the year under IFRS 2	€22,921	€14,236	€15,507
Number of RSUs granted in the year (10)
Onno van de Stolpe	18,317	57,528	0
Bart Filius	12,600	39,846	0
Andre Hoekema	832	19,922	0
Piet Wigerinck	12,080	33,077	0
Walid Abi-Saab	12,080	33,077	0
Michele Manto	5,920	5,121	0
Total number of RSUs granted in the year	61,829	188,571	-

(1) Mr. Manto was appointed as Chief Commercial Officer and member of the management board, effective as of January 1, 2020. As a result the management board consisted of six persons in 2020.

(2) Only management board members are granted long-term benefits. Pursuant to the Senior Management Bonus Scheme, these consist of the deferred part of the bonus from 3 years ago. For financial year 2020 the deferred part of the bonus was not paid out.

(3) Dr. Van Barlingen's director's mandate expired on April 24, 2018
(4) Director's mandate expired on April 30, 2019
(5) Mr. Guenter's supervisory board member's mandate began on April 30, 2019
(6) Supervisory board member's mandate began on October 22, 2019
(7) Supervisory board member's mandate began on April 28, 2020
(8) Only management board members are granted post-employment benefits
(9) For 2018, this amount excludes an amount of €20.1 thousand tax advisory services that is included in the amount of €107 thousand other short-term benefits

(10) This is the sum of the RSUs awarded during the respective financial year, excluding the RSUs representing the deferred portion of the bonus for 2019 in financial year 2019 and for 2020 in financial year 2020 (each time to be granted in the following financial year). Only management board members were awarded RSUs

OTHER

No loans, quasi-loans or other guarantees were given by Galapagos NV or any of its subsidiaries to members of the supervisory board and of the management board. We have not entered into transactions with our key management personnel, other than as described above with respect to remuneration arrangements relating to the exercise of their mandates as members of the management board or supervisory board.